Organization and Business Description - Schedule of Major Subsidiaries, VIE and VIE’s Subsidiaries (Details) - 6 months ended Jun. 30, 2025 - VIE [Member]	CNY (¥)	USD ($)	HKD ($)
Jianzhi Education Group Company Limited [Member]
Schedule of Major Subsidiaries, VIE and VIE’s Subsidiaries [Line Items]
Place and date of incorporation/ establishment	British Virgin Islands (“BVI”), limited liability company March 20, 2018	British Virgin Islands (“BVI”), limited liability company March 20, 2018	British Virgin Islands (“BVI”), limited liability company March 20, 2018
Percentage of ownership/interest/ voting rights directly	100.00%	100.00%	100.00%
Percentage of ownership interest voting rights indirectly
Issued and fully paid ordinary share capital | $		$ 1
Principal activities	Investment holding	Investment holding	Investment holding
Jianzhi Education Technology (HK) Company Limited (“Jianzhi HK”) [Member]
Schedule of Major Subsidiaries, VIE and VIE’s Subsidiaries [Line Items]
Place and date of incorporation/ establishment	Hong Kong, limited liability company April 3, 2018	Hong Kong, limited liability company April 3, 2018	Hong Kong, limited liability company April 3, 2018
Percentage of ownership/interest/ voting rights directly
Percentage of ownership interest voting rights indirectly	100% owned by Jianzhi Education (BVI)	100% owned by Jianzhi Education (BVI)	100% owned by Jianzhi Education (BVI)
Issued and fully paid ordinary share capital | $			$ 1
Principal activities	Investment holding	Investment holding	Investment holding
Jianzhi Inc. [Member]
Schedule of Major Subsidiaries, VIE and VIE’s Subsidiaries [Line Items]
Place and date of incorporation/ establishment	USA, limited liability company November 2 2022	USA, limited liability company November 2 2022	USA, limited liability company November 2 2022
Percentage of ownership/interest/ voting rights directly
Percentage of ownership interest voting rights indirectly	100% owned by Jianzhi Education (BVI)	100% owned by Jianzhi Education (BVI)	100% owned by Jianzhi Education (BVI)
Issued and fully paid ordinary share capital | $		$ 1
Principal activities	Investment holding	Investment holding	Investment holding
HongKong Sentu Education Technology Ltd. (“Sentu HK”) [Member]
Schedule of Major Subsidiaries, VIE and VIE’s Subsidiaries [Line Items]
Place and date of incorporation/ establishment	Hong Kong, November 14, 2016	Hong Kong, November 14, 2016	Hong Kong, November 14, 2016
Percentage of ownership/interest/ voting rights directly
Percentage of ownership interest voting rights indirectly	100% owned by Jianzhi Education (HK)	100% owned by Jianzhi Education (HK)	100% owned by Jianzhi Education (HK)
Issued and fully paid ordinary share capital | $			$ 10,000,000
Principal activities	Provision of training service	Provision of training service	Provision of training service
Jianzhi Century Technology (Beijing) Co., Ltd. [Member]
Schedule of Major Subsidiaries, VIE and VIE’s Subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, April 17, 2018	PRC, April 17, 2018	PRC, April 17, 2018
Percentage of ownership/interest/ voting rights directly
Percentage of ownership interest voting rights indirectly	100% owned by Jianzhi Education (HK)	100% owned by Jianzhi Education (HK)	100% owned by Jianzhi Education (HK)
Issued and fully paid ordinary share capital | $			$ 10,000,000
Principal activities	Provision of technical and management consultancy services	Provision of technical and management consultancy services	Provision of technical and management consultancy services
Beijing Sentu Lejiao Information Technology Co., Ltd (“Sentu Lejiao”) [Member]
Schedule of Major Subsidiaries, VIE and VIE’s Subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, June 13, 2016	PRC, June 13, 2016	PRC, June 13, 2016
Percentage of ownership interest voting rights indirectly	100% owned by Jianzhi Beijing	100% owned by Jianzhi Beijing	100% owned by Jianzhi Beijing
Issued and fully paid ordinary share capital	¥ 10,000,000
Principal activities	Provision of IT related solution service	Provision of IT related solution service	Provision of IT related solution service
Sentu Shuzhi Technology (Beijing) Co., Ltd (“Sentu Shuzhi”) [Member]
Schedule of Major Subsidiaries, VIE and VIE’s Subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, June 2, 2021	PRC, June 2, 2021	PRC, June 2, 2021
Percentage of ownership interest voting rights indirectly	100% owned by Sentu Lejiao	100% owned by Sentu Lejiao	100% owned by Sentu Lejiao
Issued and fully paid ordinary share capital
Principal activities	Provision of IT related solution service	Provision of IT related solution service	Provision of IT related solution service
Beijing Sentu Education Technology Co., Ltd.(“Beijing Sentu”) [Member]
Schedule of Major Subsidiaries, VIE and VIE’s Subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, May 27, 2011	PRC, May 27, 2011	PRC, May 27, 2011
Percentage of ownership interest voting rights indirectly	Contractual arrangements	Contractual arrangements	Contractual arrangements
Issued and fully paid ordinary share capital	¥ 26,100,000
Principal activities	Provision of educational content and IT related solution services	Provision of educational content and IT related solution services	Provision of educational content and IT related solution services
Shanghai Ang’you Internet Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries, VIE and VIE’s Subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, January 11, 2016	PRC, January 11, 2016	PRC, January 11, 2016
Percentage of ownership/interest/ voting rights directly
Percentage of ownership interest voting rights indirectly	51.2% owned by Beijing Sentu	51.2% owned by Beijing Sentu	51.2% owned by Beijing Sentu
Issued and fully paid ordinary share capital	¥ 10,500,000
Principal activities	Provision of mobile media services and educational content	Provision of mobile media services and educational content	Provision of mobile media services and educational content
Guangzhou Xingzhiqiao Information Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries, VIE and VIE’s Subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, May 6, 2011	PRC, May 6, 2011	PRC, May 6, 2011
Percentage of ownership interest voting rights indirectly	100% owned by Beijing Sentu	100% owned by Beijing Sentu	100% owned by Beijing Sentu
Issued and fully paid ordinary share capital	¥ 1,000,000
Principal activities	Provision of mobile media services	Provision of mobile media services	Provision of mobile media services
Guangzhou Lianhe Education Technology Co., Ltd [Member]
Schedule of Major Subsidiaries, VIE and VIE’s Subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, September 28, 2016	PRC, September 28, 2016	PRC, September 28, 2016
Percentage of ownership/interest/ voting rights directly
Percentage of ownership interest voting rights indirectly	100% owned by Guangzhou Xingzhiqiao	100% owned by Guangzhou Xingzhiqiao	100% owned by Guangzhou Xingzhiqiao
Issued and fully paid ordinary share capital	¥ 300,000
Principal activities	Provision of mobile media services and educational content	Provision of mobile media services and educational content	Provision of mobile media services and educational content
Wuhan Crossboarder Information Co., Ltd. [Member]
Schedule of Major Subsidiaries, VIE and VIE’s Subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, December 2, 2022	PRC, December 2, 2022	PRC, December 2, 2022
Percentage of ownership interest voting rights indirectly	51% owned by Sentu Guoxin	51% owned by Sentu Guoxin	51% owned by Sentu Guoxin
Issued and fully paid ordinary share capital
Principal activities	Provision of technology, education consultancy (excluding agent services) services	Provision of technology, education consultancy (excluding agent services) services	Provision of technology, education consultancy (excluding agent services) services